Note 25 - Supplemental Disclosure of Cash Flow Items - Schedule of Supplemental Items (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Finance cost (note 11)	$ 797	$ 1,061	$ 1,529	$ 1,833
Net loan note movements included in Loan notes (note 21)	(85)	145	(43)	(355)
Unwinding of discount (note 11)	0	30	(198)	(36)
Non cash - Finance cost on leases	(2)	(5)	(5)	(11)
Finance cost paid	710	1,231	1,283	1,431
Opening balance of net income tax payable	22	2,128	(1,110)	1,284
Current tax expense	4,935	1,682	7,544	3,915
Acquisition of Bilboes Gold tax liability (note 5)	0	0	0	10
Foreign currency movement	116	(401)	(280)	(455)
Closing balance of net income tax payable	(3,878)	(2,408)	(3,878)	(2,408)
Tax paid	1,195	1,001	2,276	2,346
Additions (note 13)	5,838	6,008	9,436	9,119
Net property, plant and equipment included in prepayments	656	(77)	662	1,218
Net property, plant and equipment included in trade and other payables	323	137	(328)	294
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)	80	(59)	868	(29)
Acquisition of property, plant and equipment	6,897	6,009	10,638	10,602
Opening balance dividends due	4,481	1,598	1,048	1,883
Dividends declared	0	5,439	6,129	7,578
Dividends declared and outstanding BETS	39	(86)	63	(86)
Closing balance dividends due	(1,608)	(4,058)	(1,608)	(4,058)
Dividends paid	$ 2,912	$ 2,893	$ 5,632	$ 5,317